Property, plant and equipment (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2023 EUR (€)
Property, plant and equipment
Property, plant and equipment at beginning of period	$ 16,234	$ 15,844
Property, plant and equipment at end of period	22,675	16,234	$ 15,844
Commitments to acquire property, plant and equipment	0			€ 0
Assets are pledged as security for liabilities	0
IT, office and lab equipment
Property, plant and equipment
Property, plant and equipment at beginning of period	2,706	3,373
Property, plant and equipment at end of period	$ 2,091	2,706	3,373
IT, office and lab equipment | Minimum
Property, plant and equipment
Estimated useful life	3 years
IT, office and lab equipment | Maximum
Property, plant and equipment
Estimated useful life	5 years
Right-of-use assets Buildings
Property, plant and equipment
Property, plant and equipment at beginning of period	$ 10,867	9,688
Property, plant and equipment at end of period	16,798	10,867	9,688
Right-of-use assets Vehicles
Property, plant and equipment
Property, plant and equipment at beginning of period	1,835	1,664
Property, plant and equipment at end of period	3,191	1,835	1,664
Leasehold improvements
Property, plant and equipment
Property, plant and equipment at beginning of period	631	888
Property, plant and equipment at end of period	436	631	888
Lease equipment
Property, plant and equipment
Property, plant and equipment at beginning of period	196	230
Property, plant and equipment at end of period	$ 160	196	230
IT equipment
Property, plant and equipment
Estimated useful life	3 years
Cost
Property, plant and equipment
Property, plant and equipment at beginning of period	$ 34,282	29,802	20,653
Additions	12,082	5,219	9,430
Disposals	(1,013)	(105)	(217)
Translation differences		(635)	(64)
Property, plant and equipment at end of period	45,350	34,282	29,802
Cost | IT, office and lab equipment
Property, plant and equipment
Property, plant and equipment at beginning of period	8,160	7,938	4,889
Additions	937	962	3,163
Disposals	(202)	(105)	(217)
Translation differences		(635)	104
Property, plant and equipment at end of period	8,895	8,160	7,938
Cost | Right-of-use assets Buildings
Property, plant and equipment
Property, plant and equipment at beginning of period	19,815	16,462	11,721
Additions	8,770	3,353	4,923
Translation differences			(182)
Property, plant and equipment at end of period	28,585	19,815	16,462
Cost | Right-of-use assets Vehicles
Property, plant and equipment
Property, plant and equipment at beginning of period	3,980	3,075	2,273
Additions	2,327	905	802
Disposals	(757)
Property, plant and equipment at end of period	5,550	3,980	3,075
Cost | Leasehold improvements
Property, plant and equipment
Property, plant and equipment at beginning of period	1,981	1,981	1,424
Additions	48		543
Disposals	(54)
Translation differences			14
Property, plant and equipment at end of period	1,975	1,981	1,981
Cost | Lease equipment
Property, plant and equipment
Property, plant and equipment at beginning of period	346	346	346
Property, plant and equipment at end of period	346	346	346
Amortization, Depreciation and impairment
Property, plant and equipment
Property, plant and equipment at beginning of period	(18,047)	(13,958)	(9,071)
Depreciation	(5,574)	(4,593)	(5,055)
Disposals	946	90	158
Translation differences		414	10
Property, plant and equipment at end of period	(22,675)	(18,047)	(13,958)
Amortization, Depreciation and impairment | IT, office and lab equipment
Property, plant and equipment
Property, plant and equipment at beginning of period	(5,454)	(4,565)	(3,642)
Depreciation	(1,539)	(1,388)	(1,118)
Disposals	189	90	158
Translation differences		408	37
Property, plant and equipment at end of period	(6,804)	(5,454)	(4,565)
Amortization, Depreciation and impairment | Right-of-use assets Buildings
Property, plant and equipment
Property, plant and equipment at beginning of period	(8,948)	(6,774)	(4,044)
Depreciation	(2,839)	(2,179)	(2,714)
Translation differences		5	(15)
Property, plant and equipment at end of period	(11,787)	(8,948)	(6,774)
Amortization, Depreciation and impairment | Right-of-use assets Vehicles
Property, plant and equipment
Property, plant and equipment at beginning of period	(2,145)	(1,411)	(760)
Depreciation	(971)	(735)	(651)
Disposals	757
Translation differences		1
Property, plant and equipment at end of period	(2,359)	(2,145)	(1,411)
Amortization, Depreciation and impairment | Leasehold improvements
Property, plant and equipment
Property, plant and equipment at beginning of period	(1,350)	(1,093)	(543)
Depreciation	(189)	(257)	(539)
Translation differences		1	(11)
Property, plant and equipment at end of period	(1,539)	(1,350)	(1,093)
Amortization, Depreciation and impairment | Lease equipment
Property, plant and equipment
Property, plant and equipment at beginning of period	(150)	(116)	(82)
Depreciation	(36)	(35)	(34)
Property, plant and equipment at end of period	$ (186)	$ (150)	$ (116)